SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Year end | CAD : USD
Exchange rate to USD	0.7610	0.7458	0.8964
Year end | RMB : USD
Exchange rate to USD	0.1499	0.1574	0.1625
Average Yearly | CAD : USD
Exchange rate to USD	0.7545	0.8145	0.9239
Average Yearly | RMB : USD
Exchange rate to USD	0.1531	0.1625	0.1629